Other Assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Advance payments to Carl Zeiss SMT GmbH, non-current	€ 533.4	€ 331.5	[1]
Contract balance related to imec	107.5	15.6
Prepaid income taxes on intercompany profit, not realized, current	100.9	99.7
Prepaid income taxes on intercompany profit, not realized, non-current	0.0	133.9
Zeiss High-NA Funding Commitment [Member]
Related Party Transaction [Line Items]
Advance payments to Carl Zeiss SMT GmbH, non-current	€ 176.7	€ 39.1

[1]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.